Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB BOND FUND, INC.
Prospectus Date	rr_ProspectusDate	Jan. 29, 2016
Supplement [Text Block]	abbfi_SupplementTextBlock

AB BOND FUNDS

-AB High Yield Portfolio

Supplement dated July 27, 2016 to the Prospectus dated January 29, 2016 (the “Prospectus”) of the AB Bond Funds offering Class A, Class C, Class R, Class K, Class I, Class Z and Advisor Class shares of AB High Yield Portfolio (the “Fund”).

*        *        *         *        *

The following replaces the table and accompanying footnotes for the Fund under “Fees and Expenses of the Fund —Annual Fund Operating Expenses” in the Summary section of the Prospectus.

	Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Management Fees	.60%	.60%	.60%	.60%	.60%	.60%	.60%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	None	.50%	.25%	None	None
Other Expenses:
Transfer Agent	.25%	.28%	.25%	.06%	.05%	.02%	.02%
Other Expenses	.67%	.67%	.67%	.67%	.67%	.67%	.67%
Total Other Expenses(c)	.92%	.95%	.92%	.73%	.72%	.69%	.69%

Total Annual Fund Operating Expenses	1.77%	2.55%	1.52%	1.83%	1.57%	1.29%	1.29%

Fee Waiver and/or Expense Reimbursement(d)	(.72)%	(.75)%	(.72)%	(.53)%	(.52)%	(.49)%	(.49)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.80%	.80%	1.30%	1.05%	.80%	.80%

(a)	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge (“CDSC”), which may be subject to waiver in certain circumstances.
(b)	For Class C shares, the CDSC is 0% after the first year.
(c)	Total other expenses are estimated for the current fiscal year.
(d)	The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Fund through January 31, 2018 to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 1.05%, 1.80%, .80%, 1.30%, 1.05%, .80% and .80% of average daily net assets, respectively, for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares (“expense limitations”). Any fees waived and expenses borne by the Adviser prior to July 15, 2015 may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s Total Annual Fund Operating Expenses to exceed the expense limitations.

The following replaces the table and accompanying footnote for the Fund under “Fees and Expenses of the Fund —Examples” in the Summary section of the Prospectus.

	Class A	Class C		Advisor Class	Class R	Class K	Class I	Class Z
After 1 Year	$528	$283	*	$82	$132	$107	$82	$82
After 3 Years	$891	$722		$410	$524	$445	$361	$361
After 5 Years	$1,279	$1,288		$761	$941	$806	$661	$661
After 10 Years	$2,363	$2,829		$1,751	$2,104	$1,823	$1,513	$1,513

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by $100.

The following replaces the last sentence under “Fees and Expenses of the Fund — Portfolio Turnover” for the Fund in the Summary section of the Prospectus.

During the most recent fiscal year of the Accounting Survivor (August 31, 2015), as defined below, the portfolio turnover rate was 51% of the average value of its portfolio. See the section entitled “Bar Chart and Performance Information” for more information about the Accounting Survivor.

The following replaces the section “Bar Chart and Performance Information” for the Fund in the Summary section of the Prospectus.

The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

•	how the Fund’s performance changed from year to year over ten years; and

•	how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the website at www.ABglobal.com (click on “Menu —Americas — Individual Investors — US (US Citizens)”, then “Investments — Mutual Funds”).

The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

The information shown below reflects the historical performance of the High Yield Portfolio, a series of The AB Pooling Portfolios (the “Accounting Survivor”), and is based on the NAV per share of the Accounting Survivor prior to the reorganization of the Accounting Survivor into the Fund on July 27, 2016 (the “Reorganization”). Upon completion of the Reorganization, Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z of the Fund assumed the performance, financial and other historical information of the Accounting Survivor. The Accounting Survivor and the Fund have substantially similar investment objectives and strategies. Disclosure differences between the investment objectives and strategies for the Accounting Survivor and the Fund have not resulted in substantial differences in the actual management of the Funds and the Reorganization is not expected to result in substantial changes in the actual management of the Fund. The portfolio managers of the Accounting Survivor are members of the portfolio management team of the Fund. The Fund has higher expenses than the Accounting Survivor (including a management fee, transfer agency and shareholder servicing fees). The Accounting Survivor’s performance would have been lower than that shown had it operated at the Fund’s current expense levels.

Bar Chart

The annual returns in the bar chart are for the Accounting Survivor’s shares. Such shares were exchanged for Class Z shares of the Fund in the Reorganization. The Fund’s returns shown below would have been lower had the Accounting Survivor been subject to the Fund’s higher operating expenses. Through March 31, 2016, the year-to-date unannualized return of the Accounting Survivor was 2.96%.

During the period shown in the bar chart, the Fund’s:

Best Quarter was up 22.40%, 2nd quarter, 2009; and Worst Quarter was down -14.87%, 4th quarter, 2008.

Performance Table

Average Annual Total Returns

(For the periods ended December 31, 2015)

		1 Year	Five Years	Ten Years
Class A*	Return Before Taxes	-5.38%	5.33%	7.17%
Class C*	Return Before Taxes	-6.09%	4.55%	6.38%
Advisor Class*	Return Before Taxes	-5.14%	5.60%	7.44%
Class R*	Return Before Taxes	-5.62%	5.07%	6.91%
Class K*	Return Before Taxes	-5.38%	5.33%	7.17%
Class I*	Return Before Taxes	-5.14%	5.60%	7.44%
Class Z**	Return Before Taxes	-5.14%	5.60%	7.44%
	Return After Taxes on Distributions	-7.86%	2.55%	4.24%
	Return After Taxes on Distributions and Sale of Fund Shares	-2.82%	3.08%	4.46%
Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)		-4.43%	5.03%	6.95%

*	Inception date for Class A, Class C, Advisor Class, Class R, Class K and Class I shares: 7/15/14. Performance information of Class A, Class C, Advisor Class, Class R, Class K and Class I shares for periods prior to the Reorganization is the performance of the Fund’s Class Z shares and is adjusted to reflect the respective expense ratios of the Class A, Class C, Advisor Class, Class R, Class K and Class I shares.

**	After-tax Returns:

–	Are shown for Class Z shares only and will vary for the other Classes of shares because these Classes have different expense ratios;

–	Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

AB High Yield Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abbfi_SupplementTextBlock

AB BOND FUNDS

-AB High Yield Portfolio

Supplement dated July 27, 2016 to the Prospectus dated January 29, 2016 (the “Prospectus”) of the AB Bond Funds offering Class A, Class C, Class R, Class K, Class I, Class Z and Advisor Class shares of AB High Yield Portfolio (the “Fund”).

*        *        *         *        *

The following replaces the table and accompanying footnotes for the Fund under “Fees and Expenses of the Fund —Annual Fund Operating Expenses” in the Summary section of the Prospectus.

	Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Management Fees	.60%	.60%	.60%	.60%	.60%	.60%	.60%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	None	.50%	.25%	None	None
Other Expenses:
Transfer Agent	.25%	.28%	.25%	.06%	.05%	.02%	.02%
Other Expenses	.67%	.67%	.67%	.67%	.67%	.67%	.67%
Total Other Expenses(c)	.92%	.95%	.92%	.73%	.72%	.69%	.69%

Total Annual Fund Operating Expenses	1.77%	2.55%	1.52%	1.83%	1.57%	1.29%	1.29%

Fee Waiver and/or Expense Reimbursement(d)	(.72)%	(.75)%	(.72)%	(.53)%	(.52)%	(.49)%	(.49)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%	1.80%	.80%	1.30%	1.05%	.80%	.80%

(a)	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge (“CDSC”), which may be subject to waiver in certain circumstances.
(b)	For Class C shares, the CDSC is 0% after the first year.
(c)	Total other expenses are estimated for the current fiscal year.
(d)	The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Fund through January 31, 2018 to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 1.05%, 1.80%, .80%, 1.30%, 1.05%, .80% and .80% of average daily net assets, respectively, for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares (“expense limitations”). Any fees waived and expenses borne by the Adviser prior to July 15, 2015 may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund’s Total Annual Fund Operating Expenses to exceed the expense limitations.

The following replaces the table and accompanying footnote for the Fund under “Fees and Expenses of the Fund —Examples” in the Summary section of the Prospectus.

	Class A	Class C		Advisor Class	Class R	Class K	Class I	Class Z
After 1 Year	$528	$283	*	$82	$132	$107	$82	$82
After 3 Years	$891	$722		$410	$524	$445	$361	$361
After 5 Years	$1,279	$1,288		$761	$941	$806	$661	$661
After 10 Years	$2,363	$2,829		$1,751	$2,104	$1,823	$1,513	$1,513

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by $100.

The following replaces the last sentence under “Fees and Expenses of the Fund — Portfolio Turnover” for the Fund in the Summary section of the Prospectus.

During the most recent fiscal year of the Accounting Survivor (August 31, 2015), as defined below, the portfolio turnover rate was 51% of the average value of its portfolio. See the section entitled “Bar Chart and Performance Information” for more information about the Accounting Survivor.

The following replaces the section “Bar Chart and Performance Information” for the Fund in the Summary section of the Prospectus.

The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

•	how the Fund’s performance changed from year to year over ten years; and

•	how the Fund’s average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the website at www.ABglobal.com (click on “Menu —Americas — Individual Investors — US (US Citizens)”, then “Investments — Mutual Funds”).

The Fund’s past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

The information shown below reflects the historical performance of the High Yield Portfolio, a series of The AB Pooling Portfolios (the “Accounting Survivor”), and is based on the NAV per share of the Accounting Survivor prior to the reorganization of the Accounting Survivor into the Fund on July 27, 2016 (the “Reorganization”). Upon completion of the Reorganization, Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z of the Fund assumed the performance, financial and other historical information of the Accounting Survivor. The Accounting Survivor and the Fund have substantially similar investment objectives and strategies. Disclosure differences between the investment objectives and strategies for the Accounting Survivor and the Fund have not resulted in substantial differences in the actual management of the Funds and the Reorganization is not expected to result in substantial changes in the actual management of the Fund. The portfolio managers of the Accounting Survivor are members of the portfolio management team of the Fund. The Fund has higher expenses than the Accounting Survivor (including a management fee, transfer agency and shareholder servicing fees). The Accounting Survivor’s performance would have been lower than that shown had it operated at the Fund’s current expense levels.

Bar Chart

The annual returns in the bar chart are for the Accounting Survivor’s shares. Such shares were exchanged for Class Z shares of the Fund in the Reorganization. The Fund’s returns shown below would have been lower had the Accounting Survivor been subject to the Fund’s higher operating expenses. Through March 31, 2016, the year-to-date unannualized return of the Accounting Survivor was 2.96%.

During the period shown in the bar chart, the Fund’s:

Best Quarter was up 22.40%, 2nd quarter, 2009; and Worst Quarter was down -14.87%, 4th quarter, 2008.

Performance Table

Average Annual Total Returns

(For the periods ended December 31, 2015)

		1 Year	Five Years	Ten Years
Class A*	Return Before Taxes	-5.38%	5.33%	7.17%
Class C*	Return Before Taxes	-6.09%	4.55%	6.38%
Advisor Class*	Return Before Taxes	-5.14%	5.60%	7.44%
Class R*	Return Before Taxes	-5.62%	5.07%	6.91%
Class K*	Return Before Taxes	-5.38%	5.33%	7.17%
Class I*	Return Before Taxes	-5.14%	5.60%	7.44%
Class Z**	Return Before Taxes	-5.14%	5.60%	7.44%
	Return After Taxes on Distributions	-7.86%	2.55%	4.24%
	Return After Taxes on Distributions and Sale of Fund Shares	-2.82%	3.08%	4.46%
Barclays U.S. Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses, or taxes)		-4.43%	5.03%	6.95%

*	Inception date for Class A, Class C, Advisor Class, Class R, Class K and Class I shares: 7/15/14. Performance information of Class A, Class C, Advisor Class, Class R, Class K and Class I shares for periods prior to the Reorganization is the performance of the Fund’s Class Z shares and is adjusted to reflect the respective expense ratios of the Class A, Class C, Advisor Class, Class R, Class K and Class I shares.

**	After-tax Returns:

–	Are shown for Class Z shares only and will vary for the other Classes of shares because these Classes have different expense ratios;

–	Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and

–	Are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.